Deferred Revenues (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenues
Deferred revenues	$ 11,545	$ 11,808	$ 30,164
Deferred revenue cost of goods sold	6,760	6,655	19,470
Deferred revenue gross	$ 4,785	$ 5,153	$ 10,964